SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Silver	$ 6,900	$ 5,036
Gold	6,376	3,033
Copper	7,060	5,906
Penalties, Treatment Costs And Refining Charges	(1,500)	(1,582)
Total Revenue From Mining Operations	$ 18,836	$ 12,393